CONSOLIDATED BALANCE SHEETS (Parentheticals) - USD ($) shares in Thousands, $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Accounts receivable, allowance for doubtful accounts (in dollars)	$ 1,751	$ 2,121
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized	20,000	20,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	120,000	120,000
Common stock, shares outstanding	55,971	54,410
Treasury stock, shares	826	621
Term Loan Current
Term loan, discount (in dollars)	$ 1,784	$ 1,676
Term Loan Noncurrent
Term loan, discount (in dollars)	$ 5,703	$ 7,379